Significant Accounting Policies - Summary of Impact of Transition to IFRS 9 on Retained Earnings and Reserves and Related Tax Impact (Detail) - IFRS 9 [member] ¥ in Millions	Jan. 01, 2018 CNY (¥)
Retained earnings [member]
Disclosure of detailed information about financial instruments [line items]
Transferred from fair value reserve (recycling) relating to financial assets now measured at fair value through profit or loss (FVPL)	¥ 30
Remeasurement of other investments in equity securities now measured at FVPL at January 1, 2018	23
Related tax	(5)
Effect of the above changes on non-controlling interests	(8)
Net increase in retained earnings at January 1, 2018	40
Fair value reserve (recycling) [member]
Disclosure of detailed information about financial instruments [line items]
Transferred to retained earnings relating to financial assets now measured at FVPL	(30)
Transferred to fair value reserve (non-recycling) relating to equity securities now measured at fair value through other comprehensive income(FVOCI)	(210)
Net decrease in fair value reserve (recycling) at January 1, 2018	(240)
Fair value reserve (non-recycling) [member]
Disclosure of detailed information about financial instruments [line items]
Transfer and remeasurement effect of other investments in equity securities now measured at FVOCI at January 1, 2018	334
Related tax	(31)
Net increase in fair value reserve (non-recycling) at January 1, 2018	303
Non-controlling interests [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement of other investments in equity securities now measured at FVPL in non-controlling interests at January 1, 2018	¥ 8